Investment Objectives and Goals - Innovator Equity Dual Directional 10 Buffer ETF - July	Jul. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Dual Directional 10 Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to the upside cap of 12.59% (prior to taking into account management fees and other fees) over the period from July 1, 2025 through June 30, 2026 (the “Outcome Period”) and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 10% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.